FOREIGN EXCHANGE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Exchange, Net [Abstract]
Schedule of Foreign Exchange Gain (Loss), Net

	12.31.2025	12.31.2024	12.31.2023
Taxes recoverable	18.6	(39.8)	10.8
Trade accounts receivable and contract assets	(5.9)	(45.7)	11.8
Cash and cash equivalents and financial investments	(17.5)	0.9	(10.0)
Others assets	9.6	(14.9)	8.9
Contract liabilities	0.1	4.4	(0.3)
Loans and financing	(3.1)	3.6	(0.4)
Provisions	(25.4)	49.9	(18.8)
Taxes and payroll charges payable	(4.3)	9.7	(3.2)
Other payables	(7.2)	3.4	(1.0)
Trade accounts payable	4.1	19.8	(7.5)
Others liabilities	(5.7)	—	2.6
Foreign exchange	(36.7)	(8.7)	(7.1)
Derivative financial instruments	(4.4)	2.7	6.6
Foreign exchange losses, net	(41.1)	(6.0)	(0.5)